Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment
F.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment include the following:

At December 31,	USEFUL LIVES	2012	2011
Land		$231.0	$211.6
Buildings and improvements	10-40 years	960.1	938.7
Machinery, equipment and production tooling	3-12 years	2,678.6	2,387.9
Construction in progress		667.9	552.2

		4,537.6	4,090.4
Less allowance for depreciation		(2,224.7)	(2,117.1)

		$2,312.9	$1,973.3